ACCOUNTS RECEIVABLE AND CONTRACT ASSETS	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS

3. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS

Accounts receivable and contract assets, net of allowance for credit losses, consisted of the following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Accounts receivable, gross	33,081	510	76
Allowance for credit losses	—	—	—
Accounts receivable, net	33,081	510	76

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Contract assets, gross	253,780	291,079	43,457
Allowance for credit losses	—	—	—
Contract assets, net	253,780	291,079	43,457

No allowance for credit losses was recorded as of December 31, 2021 and June 30, 2022.